Related Party Transactions (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total	$ 2,112,484	$ 1,592,537
Entity D's subsidiary [Member]
Related Party Transaction [Line Items]
Total	$ 2,112,484	$ 1,592,537